Long-term debt - Schedule of Changes in Liabilities Derived from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	$ 4,007,580	$ 3,752,113
Adoption IFRS 16	1,079,733
New acquisitions	1,091,167	303,640
New leases	322,145	427,751
New cost	262,004	233,312
Debt payments	(637,740)	(483,473)
Interest payments	(275,054)	(208,709)
Foreign exchange movement	(18,635)	(17,054)
Reclassification	(974,877)
Notional amount ending balance	4,856,323	4,007,580
Non-current portion of long term debt
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	2,830,922
New acquisitions	454,055
Foreign exchange movement	(7,869)
Reclassification	(719,851)
Notional amount ending balance	2,557,257	2,830,922
Current Interest Bearing Loans and Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	119,866	79,263
New acquisitions	26,717	68,866
New cost	7,563	5,556
Debt payments	(27,833)	(27,691)
Interest payments	(7,207)	(4,572)
Foreign exchange movement	(969)	(1,556)
Notional amount ending balance	118,137	119,866
Current Portion of Long Term Credits [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	469,500	463,351
New acquisitions	144,783
New cost	155,444	141,337
Debt payments	(378,893)	(103,630)
Interest payments	(162,096)	(56,650)
Foreign exchange movement	(6,976)	25,092
Reclassification	229,393
Notional amount ending balance	451,155	469,500
Current Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	587,292	29,458
New cost	47,112	57,940
Debt payments	(26,820)
Interest payments	(53,866)	(51,044)
Foreign exchange movement	(3,667)	1,022
Reclassification	(484,419)
Notional amount ending balance	65,632	587,292
Non Current Obligations under Financial Lease Agreements and Purchase Agreements [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	2,830,922	2,600,450
New acquisitions		234,774
New leases		427,751
New cost		23,063
Debt payments		(324,748)
Interest payments		(96,443)
Foreign exchange movement		(33,925)
Notional amount ending balance		2,830,922
Non current Portion of Bonds [member]
Disclosure of detailed information about borrowings [line items]
Notional amount beginning balance	549,916	579,591
New acquisitions	465,612
New cost		5,416
Debt payments		(27,404)
Foreign exchange movement		(7,687)
Notional amount ending balance	465,612	$ 549,916
Aircraft rentals [member]
Disclosure of detailed information about borrowings [line items]
Adoption IFRS 16	1,010,200
New leases	313,001
New cost	49,081
Debt payments	(194,676)
Interest payments	(49,081)
Notional amount ending balance	1,128,525
Other rentals [member]
Disclosure of detailed information about borrowings [line items]
Adoption IFRS 16	69,533
New leases	9,144
New cost	2,804
Debt payments	(9,518)
Interest payments	(2,804)
Foreign exchange movement	846
Notional amount ending balance	$ 70,005